Operating segments - Additional Information (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Customer One | Consulting Services Segment
Disclosure of operating segments [line items]
Percentage of entity's revenue	27.00%	17.00%	15.00%	17.00%
Customer One | Hardware Segment
Disclosure of operating segments [line items]
Percentage of entity's revenue	25.00%
Customer One | Hardware and Consulting Services Segments
Disclosure of operating segments [line items]
Percentage of entity's revenue			11.00%
Customer Two | Consulting Services Segment
Disclosure of operating segments [line items]
Percentage of entity's revenue	22.00%	15.00%	12.00%	14.00%
Customer Two | Hardware Segment
Disclosure of operating segments [line items]
Percentage of entity's revenue	12.00%
Customer Three | Consulting Services Segment
Disclosure of operating segments [line items]
Percentage of entity's revenue	11.00%			10.00%
North America
Disclosure of operating segments [line items]
Percentage of entity's revenue	85.00%	82.00%	79.00%	82.00%
Asia
Disclosure of operating segments [line items]
Percentage of entity's revenue	11.00%	8.00%	17.00%	8.00%
Australia
Disclosure of operating segments [line items]
Percentage of entity's revenue	3.00%	6.00%
Europe
Disclosure of operating segments [line items]
Percentage of entity's revenue	1.00%	4.00%	4.00%	10.00%